Schedule of Cash Flow in Discontinued Operation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Discontinued Operations
Net cash provided by (used in) operating activities	$ (92,652)	$ 85,693
Disposal of Motorsports	24,348
Change in cash	(68,304)	85,693
Cash, beginning of period	68,304	(17,389)
Cash, end of period		$ 68,304